Trade Payables and Other Current Liabilities - Summary of Trade Payables Break Down By Payment Date (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TradePayablesAndOtherCurrentLiabilities [line items]
Trade payables	€ 6,923	€ 7,491	€ 8,372
Due in 30 days
TradePayablesAndOtherCurrentLiabilities [line items]
Trade payables	6,834	7,414	7,966
Due in 30 60 days
TradePayablesAndOtherCurrentLiabilities [line items]
Trade payables	€ 89	€ 77	€ 406